Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 10. Commitments and Contingencies

Letters of Credit

As of September 30, 2021 and December 31, 2020, we had $1.4 million and $2.1 million, respectively, in irrevocable stand-by letters of credit outstanding, which were issued primarily to guarantee a subsidiary’s performance under contracts with customers. As of September 30, 2021 and December 31, 2020, no amounts had been drawn on any of these irrevocable stand-by letters of credit.

Success Fee

As of September 30, 2021, we had a success fee arrangement with DBO Partners LLC for $2.5 million, which is contingent on the successful completion of the Merger. As disclosed in Note 1, the Merger was consummated on October 12, 2021, at which time, we settled this fee together with other transaction and closing costs.

Non-cancelable Purchase Obligations

In the normal course of business, we enter into non-cancelable purchase commitments with various parties to purchase products and services, such as technology equipment, subscription-based cloud service arrangements, corporate events and consulting services. As of September 30, 2021, we had outstanding non-cancelable purchase obligations with terms of 12 months or longer aggregating $2.9 million. On October 12, 2021, Appgate, Inc.’s directors’ and officers’ insurance program became effective with an annual premium of $2.5 million. As of December 31, 2020, we had outstanding non-cancelable purchase obligations with terms of 12 months or longer aggregating $1.9 million.

Note 9. Commitments and Contingencies

Letters of Credit

As of December 31, 2020 and 2019, we had $2.1 million and $1.9 million, respectively, in irrevocable stand-by letters of credit outstanding, which were issued primarily to guarantee a subsidiary’s performance under contracts with customers. As of December 31, 2020 and 2019, no amounts had been drawn on any of these irrevocable stand-by letters of credit.

Non-cancelable Purchase Obligations

In the normal course of business, we enter into non-cancelable purchase commitments with various parties to purchase products and services, such as technology equipment, subscription-based cloud service arrangements, corporate events and consulting services. As of December 31, 2020, we had outstanding non-cancelable purchase obligations with terms of 12 months or longer aggregating $1.9 million.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6 — COMMITMENTS AND CONTINGENCIES

During the years ended March 31, 2021 and March 31, 2020, the Company recorded a $5,000 contribution to capital for the fair value relating to the use, occupancy and administrative services rendered by our officers.